Expense Example, No Redemption - Calamos Nasdaq-100 Structured Alt Protection ETF - September - Calamos Nasdaq-100® Structured Alt Protection ETF® — September	Aug. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221